15005309

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

FEB 04 2015

Washington, DC 20549

CERT NAS

File No. 001-36830

By Electronic Mail

February 4, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 2, 2015, The Nasdaq Stock Market (the "Exchange") received from Carbylan Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery